(Loss) Earnings per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Wilco Holdco Inc
(Loss) Earnings per Share

13. Loss per Share

Basic loss per share is computed by dividing net loss by the weighted average number of common shares outstanding during the period. Preferred shares are treated as participating securities and therefore are included in computing earnings per common share using the two-class method. The two-class method is an earnings allocation formula that calculates basic and diluted net earnings per common share for each class of common stock separately based on dividends declared and participation rights in undistributed earnings as if the earnings for the year had been distributed.

The application of the two-class method for the three months ended March 31, 2021 and 2020 would have resulted in net losses being allocated to the participating securities. As the preferred shareholders do not participate in losses, there was no allocation of net loss to participating securities in the period.

There were no potentially dilutive securities for the three months ended March 31, 2021 and 2020.

The calculation of both basic and diluted loss per share for the periods indicated below was as follows (in thousands, except per share data):

	Three Months Ended
	March 31, 2021	March 31, 2020
Basic and diluted loss per share:
Net loss	$(17,818)	$(8,106)
Less: Net income attributable to non-controlling interest	1,309	1,330

Loss available to common shareholders	(19,127)	(9,436)

Weighted average shares outstanding	939	939

Basic and diluted loss per share	$(20.37)	$(10.05)

15. (Loss) Earnings per Share

Basic (loss) earnings per share is computed by dividing net (loss) income by the weighted average number of common shares outstanding during the period. Preferred shares are treated as participating securities and therefore are included in computing earnings per common share using the two-class method. The two-class method is an earnings allocation formula that calculates basic and diluted net earnings per common share for each class of common stock separately based on dividends declared and participation rights in undistributed earnings as if the earnings for the year had been distributed.

The application of the two-class method for the years ended December 31, 2020 and 2018 would have resulted in net losses being allocated to the participating securities. As the preferred shareholders do not participate in losses, there was no allocation of net loss to participating securities in the period.

There were no potentially dilutive securities in calculating diluted (loss) earnings per share for the years ended December 31, 2020, 2019 and 2018.

The calculation of both basic and diluted (loss) earnings per share for the years ended December 31, 2020, 2019 and 2018 was as follows (in thousands, except per share data):

	December 31,
	2020	2019	2018
Basic and diluted (loss) earnings per share:
Net (loss) income	$(298)	$9,749	$(44,927)
Less: Net income attributable to non-controlling interest	5,073	4,400	3,887
Less: Income allocated to participating securities	—	535	—

(Loss) income available to common shareholders	(5,371)	4,814	(48,814)

Weighted average shares outstanding	939	939	939

Basic and diluted (loss) earnings per share	$(5.72)	$5.13	$(51.99)